UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23184

Peachtree Alternative Strategies Fund
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Ford Donohue, President and Principal Executive Officer

3550 Lenox Road, NE, Suite 2700 Atlanta, Georgia 30326
(Name and address of agent for service)

COPIES TO: Edward C. Lawrence, Esq.
Bernstein Shur, Sawyer & Nelson
100 Middle Street, Portland, Maine 04104-5029
(207) 228-7182

Registrant's telephone number, including area code:	(800) 657-3812

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Peachtree Alternative
Strategies Fund

Annual Report
April 30, 2018

Homrich & Berg, Inc.
3550 Lenox Road, NE, Suite 2700
Atlanta, GA 30326

Investment Results (Unaudited)

Average Annual Total Returns(1)

as of April 30, 2018

	One Year	Since Inception (1/3/17)
Peachtree Alternative Strategies Fund	4.7%	6.1%
Bloomberg Barclays U.S. Aggregate Bond Index(2)	(0.3)%	1.0%
MSCI All Country World Index(3)	14.2%	17.5%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Peachtree Alternative Strategies Fund (“Fund”) distributions or the redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. All performance figures are presented net of fees.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (800) 657-3812. The prospectus should be read carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC (Member FINRA).

(1)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Performance for more than one year is annualized.

(2)

The Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(3)

MSCI All Country World Index (“MSCI Index”) captures large and mid cap representation across 23 Developed Markets and 23 Emerging Markets countries. The performance of the MSCI Index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expense. Individuals cannot invest directly in the MSCI Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Fund Holdings (Unaudited)

(1)	As a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Peachtree Alternative Strategies Fund
Schedule of Investments

April 30, 2018

Portfolio Funds*	% of Net Assets
Equity Long/Short:
Altimeter Offshore Ltd., Class A1N, Series 2017-01	1.9%
Camber Capital Offshore Fund Ltd., Class A-1V, Series 3	2.6%
Horseman European Select Fund Ltd., Class A	1.3%
Lakewood Capital Offshore Fund Ltd., Class A, Series 1	2.0%
Lansdowne Developed Markets Fund Ltd., Class B	2.5%
Pelham Long/Short Fund Ltd., Class A, Series 1	2.4%
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series	1.4%
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18	0.3%
Seligman Technology Spectrum Fund LLC	2.6%
Suvretta Offshore Fund Ltd., Class 1-A	2.2%
TPG Public Equity Partners-A, LP, Class B	2.8%
Total Equity Long/Short	22.0%

Non-Directional:
Anchorage Capital Partners Offshore Ltd., Series K	4.8%
AQR Delta Offshore Fund, L.P.	3.5%
AQR Delta XN Offshore Fund, L.P., Class B	3.4%
Arrowgrass International Fund Ltd., Class B, Series B-1	6.1%
CFM Institutional Systematic Diversifed Fund LP, Series 1	3.9%
D.E. Shaw Composite International Fund	5.6%
Davidson Kempner Partners	3.8%
Doubleline Opportunistic Income Fund Ltd., Class B, Multiple Series	4.1%
HBK Multi-Strategy Offshore Fund Ltd., Class A, Multiple Series	4.8%
King Street Capital Offshore Ltd., Class A, Series 1	7.1%
King Street Capital Offshore Ltd., Class S, Multiple Series	0.2%
King Street Capital, L.P.	0.0%(7)
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84	0.0%(7)
Palmetto Fund Ltd., Class D	4.3%
PIMCO Tactical Opportunities Fund, L.P., Class A	4.0%
Renaissance Institutional Diversified Alpha Fund International L.P., Series A	4.3%
Voya Mortgage Investment Fund, Institutional Class, Multiple Series	4.1%
Total Non-Directional	64.0%
Total Investments In Portfolio Funds	86.0%

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Schedule of Investments (continued)

April 30, 2018

Cost(1)	Fair Value	Initial Acquisition Date	Redemption Frequency(2)	Next Available Redemption Date

$3,043,709	$3,523,895	1/3/2017	Semi-Annual	6/30/2018
4,424,756	4,955,259	7/1/2017	Quarterly	6/30/2018
1,671,692	2,346,819	1/3/2017	Monthly	5/31/2018
3,459,352	3,655,796	1/3/2017	Quarterly	6/30/2018
4,182,330	4,635,853	1/3/2017	Monthly	5/31/2018
3,711,218	4,577,432	1/3/2017	Monthly	5/31/2018
2,236,663	2,603,945	1/3/2017	Quarterly	6 /30/2018(3)
504,047	582,169	1/3/2017	Quarterly	6 /30/2018(3)
4,500,000	4,836,248	4 /1/2017(4)	Monthly	5/31/2018
4,000,000	4,192,387	8/1/2017	Quarterly	6 /30/2018(6)
4,746,089	5,287,323	1 /3/2017(4)	Quarterly	6 /30/2018(3)
$36,479,856	$41,197,126

$9,000,000	$9,011,481	1 /1/2018(4)	Quarterly	6 /30/2018(3)(5)
6,617,345	6,600,361	1/3/2017	Bi-Monthly	5/15/2018
6,500,000	6,405,288	4 /1/2017(4)	Bi-Monthly	5/15/2018
11,091,270	11,344,982	1 /3/2017(4)	Quarterly	6 /30/2018(6)
7,500,000	7,342,368	9 /1/2017(4)	Weekly	5/11/2018
9,094,344	10,464,920	1/3/2017	Quarterly	6/30/2018
6,745,076	7,122,008	1 /3/2017(4)	Semi-Annual	6/30/2018
7,500,000	7,636,278	3 /1/2017(4)	Quarterly	6/30/2018
9,000,000	8,961,243	11 /1/2017(4)	Quarterly	6 /30/2018(3)
12,799,172	13,274,903	1 /3/2017(4)	Quarterly	6 /30/2018(3)
440,375	440,354	1 /3/2017(4)	N/A	(8)
27,193	27,129	2/1/2017	N/A	(8)
86,437	73,116	1/3/2017	N/A	(8)
8,000,000	8,058,559	1 /1/2018(4)	Quarterly	6 /30/2018(9)
7,000,000	7,502,028	7 /1/2017(4)	Semi-Annual	6 /30/2018(10)(11)
7,382,890	8,001,921	1 /3/2017(4)	Monthly	5/31/2018
7,502,889	7,729,143	1 /3/2017(4)	Quarterly	6 /30/2018(12)
$116,286,991	$119,996,082
$152,766,847	$161,193,208

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Schedule of Investments (continued)

April 30, 2018

Money Market Funds	Shares	% of Net Assets	Cost(1)	Fair Value
Fidelity Investments Government Money Market Portfolio, Institutional Class, 1.62%(13)	17,443,050	9.3%	$17,443,050	$17,443,050
Total Investments		95.3%	$170,209,897	$178,636,258
Other Assets in Excess of Liabilities		4.7%		$8,722,071
Net Assets		100.0%		$187,358,329

(1)	There were no unfunded capital commitments as of April 30, 2018.
(2)

Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.

(3)	Subject to 25% investor level quarterly gate.
(4)	The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(5)	Redemptions are not permitted within 12 months of their purchase date and subject to a early redemption fee of 3% on redemptions made within 12 months to 24 months of their purchase date.
(6)	Subject to a early redemption fee of 3% on redemptions within 1 year of their purchase date.
(7)	Amount is less than 0.05%.
(8)	Redemptions are not permitted until the underlying special investments are sold/liquidated.
(9)	Subject to a early redemption fee of 1% on redemptions within 12 months of their purchase date.
(10)	Subject to a early redemption fee of 5% on redemptions within 18 months of their purchase date.
(11)	Subject to 33% investor level semi-annual gate.
(12)	Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(13)	Rate disclosed is the seven day effective yield as of April 30, 2018.
*	All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statement of Assets and Liabilities

April 30, 2018

Assets
Investments at fair value (cost $170,209,897)	$178,636,258
Advanced subscriptions in Portfolio Funds	16,000,000
Cash	192,033
Receivable from investments in Portfolio Funds	172,244
Dividends receivable	26,066
Prepaid expenses	10,781
Total assets	195,037,382
Liabilities
Subscriptions received in advance	7,350,000
Payable for redemptions	192,033
Payable to Sub-Adviser	69,869
Payable for Chief Compliance Officer ("CCO") fees	1,233
Payable to Administrator	12,114
Payable to trustees	91
Other accrued expenses	53,713
Total liabilities	7,679,053
Net Assets	$187,358,329
Net Assets Consist Of
Paid-in capital	$180,208,950
Accumulated net investment loss	(2,848,652)
Accumulated undistributed net realized gain from investment transactions	1,571,670
Net unrealized appreciation on investments	8,426,361
$187,358,329
Net Asset Value Per Share
Institutional Shares (based on 1,757,862 shares outstanding; 623,743 additional shares registered; par value $0.001/shares)	$106.58

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statement of Operations

For the Year Ended April 30, 2018

Investment Income
Dividend income	$177,287
Expenses
Adviser	1,131,304
Sub-Adviser	400,741
Administration	116,124
Amortization of offering costs	71,256
Audit and tax preparation fees	36,011
Printing	33,932
Legal	29,603
Registration	27,121
Insurance	24,906
Trustee	22,710
Custodian	15,096
CCO	15,000
Miscellaneous	60,680
Total expenses	1,984,484
Expenses voluntarily waived by Adviser	(1,131,304)
Net expenses	853,180
Net investment loss	(675,893)
Realized and Change in Unrealized Gain from Investments
Net realized gain on sale of investments	$1,260,219
Net change in unrealized appreciation from investments	5,474,816
Net realized and change in unrealized gain from investments	6,735,035
Net increase in net assets resulting from operations	$6,059,142

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statements of Changes in Net Assets

	For the Year Ended April 30, 2018	For the Period Ended April 30, 2017(1)
Increase/(Decrease) In Net Assets Resulting From:
Operations
Net investment loss	$(675,893)	$(348,588)
Net realized gain on sale of investments	1,260,219	398,455
Net change in unrealized appreciation from investments	5,474,816	2,951,545
Net increase in net assets resulting from operations	6,059,142	3,001,412
Distributions From
Net investment income	(1,758,391)	—
Net realized gains	(855,031)	—
Total distributions	(2,613,422)	—
Capital Share Transactions
Proceeds from issuance of shares	93,743,432	17,516,000
Reinvestment of distributions	2,613,422	—
Proceeds from subscriptions in-kind	—	81,939,170
Payments for redemption of shares	(14,400,827)	(500,000)
Net increase in net assets resulting from capital share transactions	81,956,027	98,955,170
Net increase in net assets	85,401,747	101,956,582
Net assets at beginning of period	101,956,582	—
Net assets at end of period	$187,358,329	$101,956,582
Accumulated net investment loss	$(2,848,652)	$(348,588)
Share Transactions
Shares issued	883,015	171,899
Reinvestment of distributions	24,695	—
Shares issued from subscriptions in-kind	—	819,392
Shares redeemed	(136,264)	(4,875)
Net increase in share transactions	771,446	986,416

(1)	For the period January 3, 2017 (commencement of operations) through April 30, 2017.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Financial Highlights

	For the Year Ended April 30, 2018	For the Period Ended April 30, 2017(1)
Per Share Operating Performance
Net asset value, beginning of period	$103.36	$100.00

Investment operations:

Net investment loss	(0.14)	(0.35)

Net realized and unrealized gains from investments	4.98	3.71

Net change in net assets resulting from operations	4.84	3.36

Distributions from:

Net investment income	(1.09)	—

Net realized gains	(0.53)	—

Total from distributions	(1.62)	—

Net asset value, end of period	$106.58	$103.36

Total return(2)	4.69%	3.36	%(3)

Net assets, end of period	$187,358,329	$101,956,582

Ratios To Average Net Assets
Expenses after waiver(4)(5)	0.56%	1.19	%(6)

Expenses before waiver(4)	1.30%	1.52	%(6)

Net investment loss after waiver(4)	(0.44%)	(1.15	%)(6)

Portfolio turnover rate	19.65%	2.78	%(3)

(1)	For the period January 3, 2017 (commencement of operations) through April 30, 2017.
(2)	Total return in the above table represents the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(3)	Not annualized.
(4)	The ratios do not reflect the Fund’s proportionate share of income and expenses including performance fees/allocations, of the underlying Portfolio Funds.
(5)

Reflects voluntary waivers of fees made by the Fund’s investment adviser of 0.74% and 0.33% for the periods ended April 30, 2018 and April 30, 2017, respectively. Voluntary waivers may be terminated at any time.

(6)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements

April 30, 2018

1. Organization

Peachtree Alternative Strategies Fund (the “Fund” or “Trust”) was organized on August 19, 2016 as a Delaware statutory trust. The Fund commenced operations on January 3, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified closed-end management investment company and offers interests (“Shares”) registered under the 1940 Act and the Securities Act of 1933, as amended. The Fund operates as a “fund of hedge funds” and provides investors access to a variety of professionally managed private investment funds (each a “Portfolio Fund”) that Homrich & Berg, Inc. (the “Adviser”) believes will provide a diversifying return stream to investors. These Portfolio Funds are not registered under the 1940 Act and may be organized outside of the United States (“U.S.”). The Fund currently offers one class of shares (“Institutional Shares”).

Under the Fund’s organizational documents, its officers and Board of Trustees (“Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

At the Fund’s inception on January 3, 2017, the Fund received securities in-kind from H&B Hedge Fund, LLC (the “Predecessor Fund”). While the Predecessor Fund had a comparable investment strategy to the Fund, it was not subject to the rules that Funds registered under the 1940 Act and the Securities Act of 1933 must adhere to.

2. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Portfolio Fund Transactions and Income Recognition

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are calculated on a specific identification method when redemptions are accepted by a Portfolio Fund, which is generally on the last day of the calendar month. Interest income and expense, if any, are accrued each month. Dividends are recorded on the ex-dividend date.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

April 30, 2018

B. Investment Valuation and Risks

The Fund will calculate the net asset value (“NAV”) of the Institutional Shares as of the close of business on the last business day of each calendar month and at such other times as the Board may determine, including in connection with the repurchase of Institutional Shares.

Because the Fund invests all or substantially all of its assets in Portfolio Funds, the NAV of the Institutional Shares will depend on the value of the Portfolio Funds. The NAVs of Portfolio Funds are generally not available from pricing vendors, nor are they calculable independently by the Fund or by the Adviser or ABS Investment Management, LLC (the “Sub-Adviser”).

Accordingly, the Board has approved procedures pursuant to which the Fund will value its investments in the Portfolio Funds at fair value (the “Valuation Procedures”). Under the Valuation Procedures, the Adviser is responsible for determining the fair value of each Portfolio Fund as of each date upon which the Fund calculates its NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund. All fair value determinations made by the Adviser are subject to the review and supervision of the Board through its Valuation Committee. The Board’s Valuation Committee will be responsible for ensuring that the valuation process utilized by the Adviser is fair to the Fund and consistent with applicable regulatory guidelines.

Pursuant to the Valuation Procedures, the Adviser may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Adviser believes to be reliable, the balance provided by the Portfolio Fund investment managers (“Investment Managers”) does not represent the fair value of the Fund’s interest in the Portfolio Fund. In addition, in the absence of specific transaction activity in the interests of a particular Portfolio Fund, the Adviser could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets. Any such decision is subject to the review and supervision of the Valuation Committee and the Board.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will be the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by a Investment Manager or third party administrator (“Portfolio Fund Management”). In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date, including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Fund and the NAV Date.

Investment Managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value of the Fund’s investment in the Portfolio Fund. These fees are deducted directly from each Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. Generally,

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

April 30, 2018

fees payable to an Investment Manager are estimated to range from 1.0% to 2.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge an incentive allocation or fee which can range up to and in some cases above 20% of a Portfolio Fund’s net profits. The impact of these fees are reflected in the Fund’s performance, but are not operational expenses of the Fund. Incentive fees may be subject to certain threshold rates.

Based on the information the Adviser typically receives from Portfolio Fund Management, the Fund may not be able to determine, on a look-through basis, if any investments, on an aggregate basis, held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

The Fund’s interests in Portfolio Funds could also be illiquid and may be subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that Portfolio Fund’s governing documents. See the Schedule of Investments for more information.

Generally, the fair value of the Fund’s investment in a Portfolio Fund represents the Fund’s proportionate share of that Portfolio Fund’s net assets as reported by applicable Portfolio Fund Management. All valuations were determined by the Adviser consistent with the Fund’s Valuation Procedures, and are net of management and incentive fees pursuant to the Portfolio Funds’ applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at April 30, 2018, if it were to liquidate its investments in the Portfolio Funds. Because of the inherent uncertainty of valuation, the value of investments in the Portfolio Funds held by the Fund may differ significantly from the values that would have been used had a ready market existed, and differences could be material.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

●

Level 3 – Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the financial instrument at the measurement date.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers for the year ended April 30, 2018.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

April 30, 2018

In determining fair values as of April 30, 2018, the Adviser has, as a practical expedient, estimated fair value of each Portfolio Fund using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Portfolio Fund as of that date. All investments for which fair value is measured using the Portfolio Fund’s net asset value as a practical expedient are not required to be categorized within the fair value hierarchy. Accordingly, Portfolio Funds with a fair value of $161,193,208 have not been categorized.

Investments in mutual funds and money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$17,443,050	$—	$—	$17,443,050

C. Organization and Offering Costs

The Fund incurred offering costs of $106,885, which were capitalized and expensed over 12 months from the inception of the Fund on a straight-line basis. There were no unamortized offering costs remaining as of April 30, 2018.

D. Advanced Subscriptions in Portfolio Funds

Investments in underlying Portfolio Funds paid in advance on the Statement of Assets and Liabilities represent subscriptions paid by the Fund to underlying Portfolio Funds with an effective date of May 1, 2018.

3. Investment Strategies and Risks

The Fund’s investment objective is to create a diversified portfolio of hedge fund strategies that generates attractive risk-adjusted returns relative to traditional asset classes and that generates a return stream that is not highly correlated to equity market performance. The Fund will seek to achieve its investment objective by investing in a variety of hedge fund strategies that the Adviser believes will provide a diversifying return stream to shareholders.

Potential strategies for investment include, but are not limited to: (1) long/short equity (taking “long” positions in equity securities of U.S. and foreign issuers that are believed to be likely to increase in value and taking “short” positions in equity securities of U.S. and foreign issuers that are believed to be likely to decline in value); (2) credit long/short (investing in credit-sensitive securities, long and/or short, based upon credit analysis of issuers and securities, and credit market views); (3) distressed credit (using intensive credit analysis to invest in equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers); (4) discretionary macro (investing across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments). Investments may include equity and fixed income securities, currencies and commodities (i.e., agricultural, metals,

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

April 30, 2018

energy); (5) managed futures (trading of futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, or financial assets such as government bonds, equity indices and currencies to take advantage of investment opportunities in the equity, fixed income, currency and commodity markets), (6) structured credit (investments in residential and commercial mortgage-backed securities, other asset-backed securities, collateralized loan obligations and collateralized debt obligations); (7) statistical arbitrage (identifying pricing anomalies in equities and other asset classes. Generally this strategy utilizes heavy quantitative, computational, and statistical analysis to identify short-term trends that can be taken advantage of in the relevant markets); and (8) multi-strategy (utilizing several of the strategies listed here, and potentially other strategies).

The Fund will likely have significant exposure to the long/short equity strategy as the Adviser anticipates that in general, 20%-40% of the Fund’s assets will be invested in this strategy. The Adviser may seek recommendations from the Sub-Adviser, regarding purchases and sales of investments in the portion of the Fund’s assets to be invested using the long/short equity strategy.

The balance of Portfolio Funds will be a variety of other hedge fund strategies that are intended to have lower correlation to equity markets over time. Investment Managers are likely to invest in an array of securities across the globe, including emerging markets, in order to provide a diversifying return stream that is unrelated to traditional equity market risk factors.

The Adviser will determine the amount to allocate to each strategy. The Adviser intends that amounts will be allocated to at least several of the strategies at all times. Factors that determine the amount that the Adviser will allocate to each strategy include: the Adviser’s opinion of the opportunity set in that strategy, the capacity for investment with high quality managers in a given strategy and overall risk management of the Fund.

In order to implement the strategies, the Investment Managers may utilize one or more approaches, including but not limited to: (1) the effect of economic, political, or corporate changes on the prices of securities (Directional Trading Approach); (2) the effect of events on different securities (Event Driven Approach); (3) perceived valuations of securities (e.g., whether an issuer is overvalued or undervalued) (Fundamental Approach) and (4) a mispricing of securities relative to each other or relative to historic norms (Relative Value Approach).

While it is anticipated that many Portfolio Funds will invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants (“Equity Securities”). Many Portfolio Funds may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”). Fixed Income Securities may have various maturity, duration and quality limitations, and may include high yield fixed income securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)). Many Portfolio Funds may also take long or short positions in Fixed Income Securities as a hedge against the equity or fixed income exposure in its portfolio.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

April 30, 2018

Because Portfolio Funds are not registered under the 1940 Act and their governing documents typically do not impose significant investment restrictions, a Portfolio Fund may without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial instruments (collectively, “Assets”). While, generally, each Portfolio Fund carries its investments at fair value, these investments are associated with a varying degree of off-balance sheet risks, including both market and credit risks. Market risk is the risk of potential adverse changes to the value of the Assets because of the changes in market conditions such as interest and currency rate movements and volatility of Asset values. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective balance sheets. In addition, Portfolio Funds may engage in the short sale of securities. A short sale of a security not owned by a Portfolio Fund involves the sale of a security that is borrowed from a counterparty to complete the sale. The sale of a borrowed security may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited, although losses to the Fund are limited to its investment in a particular Portfolio Fund.

4. Investment Advisory Fee and Other Transactions with Affiliates

A. Investment Advisory and Sub-Advisory Fees

The Adviser serves as the Fund’s investment adviser. The Adviser receives an annual fee for its services, computed and paid monthly, of 1.00% of the Fund’s month end net assets, less any amount paid to the Sub-Adviser. The Fund will pay the Sub-Adviser an annual fee for its services, computed and paid monthly, of 0.85% of the value of Portfolio Funds recommended by the Sub-Adviser. The Fund is responsible for the expenses of the operational due diligence conducted by the Adviser and for the benefit of the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the total annual Fund operating expenses attributable to the Institutional Shares will not exceed 1.50% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until, at least, August 31, 2018 and may only be terminated prior to that date by the Board. Expenses reimbursed and/or fees waived by the Adviser may be recouped by the Adviser for a period of three years following the date such reimbursement or waiver was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived. Effective March 1, 2017, the Adviser voluntarily agreed to waive 100% of its advisory fees excluding amounts paid to the Sub-Adviser. For the year ended April 30, 2018, the Adviser voluntarily waived fees in the amount of $1,131,304. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is $47,461 which is recoverable through October 31, 2019.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

April 30, 2018

B. Administration, Compliance Consulting, Fund Accounting and Transfer Agent Fees

Pursuant to an agreement between the Fund and Ultimus Fund Solutions, LLC, (“Administrator”, or “Ultimus”), the Administrator provides administration, compliance consulting, fund accounting and transfer agent services to the Fund and supplies certain officers to the Fund including a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Compliance Officer. The Fund pays the Administrator a basis point fee, subject to fee minimums, for administrative, fund accounting, and transfer agent services, a fixed annual fee based on the net assets of the Fund for compliance consulting services and certain out of pocket expenses.

C. Distribution

Ultimus Fund Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor of the Fund’s shares of beneficial interest on a best effort basis, subject to various conditions. The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of shares and shares are available for purchase through these Selling Agents or directly through the Distributor. Generally, shares are only offered to investors that are U.S. persons for U.S. federal income tax purposes.

D. General

Certain officers of the Fund are officers, directors and/or trustees of the Adviser, Administrator or the Distributor. Independent trustees are paid a $2,500 for each regularly scheduled Board meeting and $1,250 for each special Board meeting attended, for their services to the Fund. Interested trustees and officers of the Trust are not paid for services directly by the Fund.

5. Capital Share Transactions

Shares of the Fund will be traded for purchase only through the Distributor, or a Selling Agent, as of the first business day of each month. Capital transactions are recorded on their effective date. To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase shares pursuant to written repurchase offers, but is not obligated to do so.

Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Institutional Shares or a specific number of Institutional Shares. Any such offer will be made only on terms that the Board determines to be fair to the Fund and to all shareholders or persons holding Institutional Shares acquired from shareholders. When the Board determines that the Fund will repurchase shares or portions thereof, notice will be provided to each shareholder describing the terms thereof, and containing information shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The Board convenes quarterly to consider whether or not to authorize a tender offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a business day, on the last business day of such calendar quarter).

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

April 30, 2018

6. Purchases and Sales of Portfolio Funds

Aggregate purchases and proceeds from sales of Portfolio Funds for the year ended April 30, 2018 amounted to $91,132,404 and $26,037,065, respectively. There were no purchases or sales of U.S. government obligations for the year ended April 30, 2018.

7. Distributions

The Fund declares and pays dividends on investment income, if any, annually. The Fund also makes distributions of net capital gains, if any, annually.

8. Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The following information is provided on a tax basis as of April 30, 2018:

Gross unrealized appreciation	$6,154,543
Gross unrealized depreciation	(392,796)
Net unrealized appreciation	$5,761,747

As of April 30, 2018, the aggregate cost of investment entities for federal tax purposes was $172,874,511. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to holdings classified as passive foreign investment companies.

As of October 31, 2017, the date that the Fund ultimately elected as its most recent tax year end, the following reclassification was made on the Statement of Assets and Liabilities for the Fund:

Paid-in capital	Accumulated net investment loss	Accumulated undistributed net realized gain from investment transactions
$ (702,247)	$ (65,780)	$ 768,027

These differences are primarily due to the application of tax equalization, Qualified Electing Fund elections on certain Fund investments, non-deductible offering costs and partnership basis adjustments on certain holdings.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

April 30, 2018

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,751,880
Undistributed long-term capital gains	267,207
Accumulated earnings	3,019,087
Accumulated capital and other losses	(41,900)
Unrealized appreciation / (depreciation)	5,480,027
Total	$8,457,214

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (ie, all open tax periods since inception). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9. Control Persons

A control person is a shareholder who owns beneficially, or through controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of April 30, 2018, there were no beneficial owners, either directly or indirectly, of more than 25% percent of the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this valuation, management has determined there were no additional items requiring adjustment of the financial statements or additional disclosure.

11. Proxy Voting Results (Unaudited)

On December 21, 2017 a Special Meeting of Shareholders of the Fund was held for the purpose of voting on the following Proposal:

Proposal 1: To approve an amended investment advisory agreement between Homrich & Berg, Inc. and the Fund.

A total of 1,451,414 shares of the Fund were entitled to vote on the Proposal. A total of 770,255 shares were voted representing 53.07% of total shares.

Shareholders of record on October 1, 2017 voted to approve the Proposal. The votes cast with respect to Proposal 1 were as follows:

For:	765,477
Against:	0
Abstain:	4,778

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Peachtree Alternative Strategies Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Peachtree Alternative Strategies Fund (the “Fund”) as of April 30, 2018, and the related statement of operations for the year then ended, and the statements of changes in net assets, including the related notes, and financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and managers of Portfolio Funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 28, 2018

Trustees and Officers (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

The following table provides information regarding each of the Independent Trustees.

Name and year of Birth, Positions (s) Held with Company, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees:
Catherine Abely Born: 1961 Trustee; Member, Audit Committee; Chairwoman and Member, Nominating and Valuation Committees Since 2016	Investment Director, Children’s Healthcare of Atlanta, Inc. since 2000	1	None.
Conrad S. Ciccotello Born: 1960 Trustee; Lead Independent Trustee; Chairman/Member, Audit Committee; Member, Nominating and Valuation Committees Since 2016	Professor and Director of the Reiman School of Finance in Daniels College of Business at the University of Denver since July 2017; Associate Professor of Risk Management and Insurance, Robinson College of Business, Georgia State University (1999- June 2017)	1	Tortoise Capital Advisers Fund Complex (5 portfolios) and CorEnergy Infrastructure Trust, Inc.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act.

Name and year of Birth, Positions (s) Held with Company, Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees:
Stephanie Lang Born: 1974 Trustee; Chairwoman Since 2016	Principal and Chief Investment Officer of the Adviser since 2005.	1	None.

(1)

Each Trustee serves until retirement, resignation or removal from the Board. Trustees may be removed in accordance with the Declaration of Trust with or without cause by written instrument signed by a majority of the Trustees or by vote of a majority of the shareholders, at a meeting holding at least two-thirds (2/3) of outstanding Institutional Shares.

(2)	Ms. Lang is an Interested Trustee because of her affiliation with the Adviser.

Principal Officers who are Not Trustees

Name and year of Birth, Positions (s) Held with Company, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years
Ford Donohue (2) Born: 1987 President and Principal Executive Officer Since 2016	Senior Investment Analyst at the Adviser since 2014. Sales and Trading Associate at Citigroup Global Markets from 2010-2014.
Bryan W. Ashmus (3) Born: 1973 Treasurer, Principal Financial Officer and Principal Accounting Officer Since 2016

Vice President and Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President and Manager of Financial Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (September 2013 to December 2015); Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (May 2005 to September 2013).

Martin R. Dean (3) Born: 1963 Chief Compliance Officer Since 2017

Vice President - Director of Fund Compliance, Ultimus Fund Solutions, LLC (December 2015 to present); Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013)

Name and year of Birth, Positions (s) Held with Company, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years
Simon Berry (3) Born: 1971 Secretary Since 2017	Senior Attorney, Ultimus Fund Solutions, LLC (June 2016 to present); Attorney, Kentucky Department of Financial Institutions 2009-2016.

(1)	Each officer of the Trust serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
(2)	The business address of this officer is 3550 Lenox Road, NE, Suite 2700, Atlanta, Georgia 30326.
(3)	The business address of this officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 657-3812 to request a copy of the SAI or to make shareholder inquiries.

Dividend Reinvestment Plan (Unaudited)

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Institutional Shares unless they elect in writing to receive distributions in cash in their Subscription Agreement with the Fund. Ultimus (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Institutional Shares equal to the amount of the distribution on that Participant’s Institutional Shares divided by the immediate post-distribution NAV per Share of the Institutional Shares.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Institutional Shares are held in street or other nominee name, then to the nominee) by Ultimus as dividend paying agent. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 days after the date on which the election is received. A shareholder whose Institutional Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

Questions concerning the DRIP should be directed to the Agent at P.O. Box 46707, Cincinnati, OH 45246-0707 or (800) 657-3812.

Privacy Notice

FACTS	WHAT DOES PEACHTREE ALTERNATIVE STRATEGIES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Peachtree Alternative Strategies Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Peachtree Alternative Strategies Fund share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share

For joint marketing with other financial companies		No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences		No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness		No	We don’t share
For nonaffiliates to market to you		No	We don’t share

Questions?	Call (800) 657-3812

Who we are
Who is providing this notice?	Peachtree Alternative Strategies Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator and Transfer Agent)
What we do
How does Peachtree Alternative Strategies Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Peachtree Alternative Strategies Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Homrich & Berg, Inc., the investment adviser to Peachtree Alternative Strategies Fund, and ABS Investment Management, LLC, the sub-adviser to Peachtree Alternative Strategies Fund, each could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■ Peachtree Alternative Strategies Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Peachtree Alternative Strategies Fund does not jointly market.

This page is intentionally left blank.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 657-3812 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephanie Lang, Chairwoman
Catherine Abely
Conrad S. Ciccotello

OFFICERS

Ford Donohue, President and Principal Executive Officer
Bryan W. Ashmus, Treasurer and Principal Financial Officer
Martin R. Dean, Chief Compliance Officer
Simon Berry, Secretary

INVESTMENT ADVISER

Homrich & Berg, Inc.
3550 Lenox Road, NE, Suite 2700
Atlanta, GA 30326

DISTRIBUTOR

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

Bernstein Shur
100 Middle Street
P.O. Box 9729
Portland, ME 04104

CUSTODIAN

Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has two audit committee financial experts serving on its audit committee. The names of the audit committee financial experts are Catherine Abely and Conrad S. Ciccotello. Ms. Abely and Mr. Ciccotello are “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $26,000 and $26,000 with respect to the registrant’s fiscal periods ended April 30, 2017 and April 30, 2018, respectively.

(b)	Audit-Related Fees. No fees were billed in the registrant’s fiscal periods ended April 30, 2017 and April 30, 2018 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $8,000 and $8,000 with respect to the registrant’s fiscal periods ended April 30, 2017 and April 30, 2018, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the registrant’s fiscal periods ended April 30, 2017 and April 30, 2018 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal periods ended April 30, 2017 and April 30, 2018, aggregate non-audit fees of $8,000 and $8,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant’s proxy voting procedures are filed under Item 12(a)(4) hereto. The Registrant delegates proxy voting decisions to its investment adviser. The proxy voting procedures of the Registrant’s investment adviser are filed under Items 12(a)(5)-(7).

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) Portfolio Manager and Business Experience. As of the date of the filing of this Report on Form N-CSR, Ford Donohue and Stephanie Lang are primarily responsible for the day-to-day management of the Registrant’s portfolio (the “Portfolio Managers”).

Ford Donohue – CFA, Director for the Registrant’s investment adviser, has worked for the Registrant’s investment adviser since June 2014. In that role, he is responsible for overseeing firm-wide hedge fund investments as well as managing the internal fund of funds portfolio. Previously, Mr. Donohue was an Associate at Citigroup Global Markets from June of 2010 to June 2014, where he served in structuring and trading positions in both equity and fixed income markets.

Stephanie Lang – CFA, Principal and Chief Investment Officer of the Registrant’s investment adviser. Ms. Lang has worked in the investment’s department at the Registrant’s investment adviser since 2005 where she is responsible for oversight of all investments at the Adviser including that of the Registrant’s investment adviser internal fund of funds.

(a)(2) Other Accounts Managed by the Portfolio Managers. The chart below shows the number of other accounts managed by each Portfolio Manager as of April 30, 2018.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Ford Donohue	0	0	0
Stephanie Lang	0	$176,000,000	0

No account is charged an advisory fee based on the performance of the account.

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the Portfolio Manager is responsible, on the other. For example, the management of multiple accounts may result in a Portfolio Manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a Portfolio Manager spends on a single portfolio, it does periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a Portfolio Manager to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

(a)(3)	Compensation of the Portfolio Managers. During the Reporting Period, the Portfolio Managers received a fixed salary plus discretionary bonus from the Registrant’s investment adviser.

(a)(4)	Beneficial Ownership by Portfolio Managers. As of April 30, 2018 the shares owned by each Portfolio Manager were as follows:

PORTFOLIO MANAGER	Dollar Range of Beneficial Ownership in the Fund as of April 30, 2018
Ford Donohue	None
Stephanie Lang	None

(b)	Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not accept nominees to the Board of Trustees from shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Proxy Voting Procedures of Registrant: Attached hereto

(a)(5) Proxy Voting Procedures of Homrich & Berg, Inc.: Attached hereto

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH Code of Ethics

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Peachtree Alternative Strategies Fund

By (Signature and Title)	/s/ Ford Donohue
Ford Donohue, President

Date	July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ford Donohue
Ford Donohue, President and Principal Executive Officer

Date	July 5, 2018

By (Signature and Title)	/s/ Bryan Ashmus
Bryan Ashmus, Treasurer and Principal Financial Officer

Date	July 5, 2018